As filed with the U.S. Securities and Exchange Commission on December 13, 2019

1933 Act File No. 002-62797

1940 Act File No. 811-02871

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 72	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 71	X

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (888) 522-2388

John T. Fitzgerald

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey  07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 13th day of December, 2019.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

BY: /s/ John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

BY: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

BY: /s/ Vito A. Fronda

Vito A. Fronda

Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	December 13, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	December 13, 2019
Douglas B. Sieg

Eric C. Fast*	Director	December 13, 2019
Eric C. Fast

Evelyn E. Guernsey*	Director	December 13, 2019
Evelyn E. Guernsey

Julie A. Hill*	Director	December 13, 2019
Julie A. Hill

Kathleen M. Lutito*	Director	December 13, 2019
Kathleen M. Lutito

James M. McTaggart*	Director	December 13, 2019
James M. McTaggart

Charles O. Prince*	Director	December 13, 2019
Charles O. Prince

Karla M. Rabusch*	Director	December 13, 2019
Karla M. Rabusch

Mark A. Schmid*	Director	December 13, 2019
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 3 to Lord Abbett Credit Opportunities Fund’s Registration Statement on September 12, 2019, Accession Number 0000930413-19-002479.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase